SUMMARY OF CRITICAL ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		109 Months Ended	115 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Balance at beginning of year			$ 1,176	$ 1,734	$ 1,734	$ 2,314
Loss (gain) on change in fair value of warrant liability	(531)	(844)	(766)	748	50	(580)	1,010	244
Reclassification to equity upon exercise of warrants			(55)		(608)	0
Balance at end of period	$ 355		$ 355		$ 1,176	$ 1,734	$ 1,176	$ 355